Commitments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Commitments
31	COMMITMENTS
Lease commitments for leases of

low-value

assets are as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Payable within one year	2,062	1,767	2,259
Payable in the second to fifth year inclusive	1,295	1,072	1,419

	3,357	2,839	3,678

As of December 31, 2023, the Company has an outstanding commitment to donate cash of up to S$1.0 million (December 31, 2022: S$1.0 million) to a charitable foundation.